TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
TRANSACTIONS WITH RELATED PARTIES
Schedule of principal related parties with which the Group had significant transactions

The principal related parties with which the Group had significant transactions during the years ended December 31, 2025, 2024 and 2023 presented are as follows:

Related parties	Relationship with the Group
Pham Nhat Vuong	Managing Director and CEO
Vingroup JSC	Ultimate Parent
VIG	Shareholder
Asian Star Trading & Investment Pte. Ltd. (“Asian Star”)	Shareholder
Vinbus Ecology Transport Services Limited Liability Company (“Vinbus Ecology LLC”)	Entity under common control
Vincom Retail JSC	Associate of the Ultimate Parent Company (Entity under common control until March 30, 2024)
Vincom Retail Operation Company Limited (“Vincom Retail Operation LLC”)	Associate of the Ultimate Parent Company (Entity under common control until March 30, 2024)
Vincom Retail Landmark 81 Company Limited (“Vincom Retail Landmark 81 LLC”)	Associate of the Ultimate Parent Company (Entity under common control until March 30, 2024)
Vinhomes Industrial Zone Investment JSC (“VHIZ JSC”)	Entity under common control
Vinhomes Hai Phong Industrial Zone Investment JSC (“VHIZ Hai Phong JSC”)	Entity under common control
Vinhomes Ha Tinh Industrial Zone Investment JSC (“VHIZ Ha Tinh JSC”)	Entity under common control
Vinhomes JSC	Entity under common control
Vinpearl JSC	Entity under common control
Vinsmart Research and Manufacture JSC (“Vinsmart JSC”)	Entity under common control
VinFast Lithium Battery Pack Limited Liability Company (“VinFast Lithium Battery Pack LLC”)	Entity under common control
Thai Son Construction Investment JSC	Entity under common control
Green and Smart Mobility Joint Stock Company (“GSM JSC”)	Entity under common control
PT XanhSM Green and Smart Mobility Indonesia (“PT Xanh SM Indo”)	Entity under common control
Green and Smart Mobility Philippines Inc (“GSM Philippines”)	Entity under common control
Ecology Development and Investment Joint Stock Company (“Ecology JSC”)	Entity under common control
Suoi Hoa Urban Development and Investment Joint Stock Company (“Suoi Hoa JSC”)	Associate of the Ultimate Parent Company (Merged into Vincom Retail Operation LLC in September 2025)
VinCSS Internet Security Services Joint Stock Company (“VinCSS JSC”)	Entity under common control
VinSmart Future JSC (formally known as VinITIS Transmission Infrastructure and Information Technology Solution)	Entity under common control
VinApp Joint Stock Company (“VinApp JSC”)	Entity under common control (Merged into VinSmart Future JSC in November 2025)
VinAI Artificial Intelligence Application and Research Joint Stock Company (“VinAI JSC”)	Entity under common control
Green City Development Joint Stock Company (“Green City Development JSC”)	Entity under common control
V-Green Global Charging Stations Development Joint Stock Company (“V-Green JSC”)	Entity under common control

The principal related parties with which the Group had significant transactions during the years ended December 31, 2025, 2024 and 2023 presented are as follows (continued):

Related parties	Relationship with the Group
Green Future Services and Trading Joint Stock Company (“Green Future JSC”)	Entity under common control
Vinmec Joint Stock Company (“Vinmec JSC”)	Entity under common control
Vinpearl Australia Pty Ltd.	Entity under common control
Green Future USA	Entity under common control
V-G High-Tech Energy Solutions Co., Ltd (“V-G”)	Joint Venture

Schedule of significant transactions with related parties

		For the year ended December 31,
		2023	2024	2025	2025
Related party	Transactions	VND million	VND million	VND million	USD
Vingroup JSC	Borrowings	91,531,622	60,854,614	41,470,796	1,650,841,766
	Borrowings (converted from interest payable)	—	2,792,567	7,308,731	290,941,085
	Interest expense	4,341,287	8,014,773	9,464,120	376,741,372
	Capital contribution by offsetting against borrowings	1,173,000	20,000,000	40,000,000	1,592,293,300
	Capital contribution receipt in cash	765,000	—	—	—
	Loan receivables	31,708	—	—	—
	Interest receivables	1,335	—	—	—
	Sale of vehicles	23,101	9,777	86,190	3,430,994
	Purchase of service	27,588	35,288	64,506	2,567,812
	Vingroup guarantee for VinFast’s payment obligations	(i)	(i)	(i)	(i)

Asian Star	Sponsorship contribution - accounted for as deemed contribution	1,667,786	—	—	—

VIG	Cash received for disposal of ICE assets (inclusive of VAT receivable)	—	1,642,444	—	—
	Sponsorship contribution - accounted for as deemed contribution	—	74,904	173	6,887

		For the year ended December 31,
		2023	2024	2025	2025
Related party	Transaction	VND million	VND million	VND million	USD
Pham Nhat Vuong	Sponsorship contribution - accounted for as deemed contribution	22,795,472	8,277,310	23,000,000	915,568,648
	Deemed contribution from owner to VinFast’s customers	—	5,900,755	—	—
	Cash received from spin-off of Novatech transaction (ii)	—	—	39,828,245	1,585,456,192

Vinhomes JSC	Sale of vehicles	—	1,613,572	94,193	3,749,572
	Sale of smart devices	136,773	5,681	79,830	3,177,819
	Service fee	68,002	82,934	82,103	3,268,301

Vinpearl JSC	Interest receivable	331,394	2,071	—	—
	Purchase of hospitality vouchers	160,564	55,423	39,303	1,564,548
	Purchase of other services	96,026	126,523	178,718	7,114,287
	Hotel service expenses	43,044	19,370	30,038	1,195,733
	Loan receivables	11,210,000	300,000	—	—
Vinsmart JSC	Purchase of fixed assets, tools, materials and goods	25,279	225,082	260	10,350
	Sponsorship contribution - accounted for as deemed contribution	—	12,000,000	—	—
VHIZ JSC	Interest expense	1,729,858	1,485,300	—	—
	Payment on behalf	171,750	1,580	—	—

VHIZ Hai Phong JSC	Unwinding interest from financing agreement	—	283,217	1,992,475	79,315,115
	Service fee	—	14,364	117,372	4,672,266

VHIZ Ha Tinh JSC (iii)	Origination of finance lease	—	—	3,422,114	136,225,230
	Unwinding interest from finance lease	—	—	250,674	9,978,663
	Service fee	—	—	57,101	2,273,038
(i)	There are certain loans and borrowings of VinFast guaranteed by ultimate parent. Details are presented in Note 13.
(ii)	Details are presented in Note 3.
(iii)

In June 2025, VinFast Vietnam signed a long-term contract (69 years) to lease of the factory and auxiliary technical infrastructure of VinFast Manufacturing Complex project in Ha Tinh from VHIZ Ha Tinh JSC for VinFast Vietnam’s production activities.

		For the year ended December 31,
		2023	2024	2025	2025
Related party	Transaction	VND million	VND million	VND million	USD
Vincom Retail JSC	Borrowings	3,540,000	—	—	—
	Interest expense	42,262	—	—	—
Vincom Retail Operation LLC	Rental showrooms and charging stations	109,551	174,200	111,896	4,454,281
	Borrowings	6,920,000	2,130,000	—	—
	Interest expense	117,031	138,128	—	—
	Asset borrowing fee	—	—	74,346	2,959,516
Suoi Hoa JSC	Borrowings	685,000	230,000	—	—
VinFast Lithium Battery Pack LLC	Purchase of assets, materials and tools	5,140	138,425	13,056	519,725
Vinbus Ecology LLC	Revenue from sale of electric buses	170,427	87,963	27,545	1,096,493
	Borrowings	—	18,474,000	—	—
	Interest expense	—	327,755	—	—
	Loan receivables	—	9,900,000	—	—
	Interest receivables	—	180,197	—	—
Ecology JSC	Revenue from sale of electric buses	254,902	21,545	—	—
GSM JSC	Revenue from sale of vehicles	18,557,705	9,852,019	16,897,059	672,626,846
	Other revenues	9,184	53,796	—	—
	Late payment penalty interest	143,856	245,817	163,676	6,515,505
	Transportation supporting cost	—	—	164,576	6,551,332
	Commission fee	—	—	92,004	3,662,434
PT Xanh SM Indo	Revenue from sale of vehicles	—	1,654,307	3,329,993	132,558,139
GSM Philippines	Revenue from sale of vehicles	—	—	1,632,491	64,985,112
V-Green JSC	Revenue from business cooperation contracts	—	55,298	232,438	9,252,737
	Payment on behalf	—	650,066	1,842,209	73,333,426
	Sub-lease income	—	—	121,660	4,842,960
	Charging subsidies	—	179,197	1,547,218	61,590,621
	Purchase of asset	—	—	114,841	4,571,514
Green Future JSC	Revenue from sale of vehicles	—	52,347	1,786,321	71,108,674
	Disposal of asset	—	27,082	267,255	10,638,709
	Vehicle rental fee	—	—	62,948	2,505,792
VinCSS JSC	Information technology service fee	94,196	61,353	23,929	952,550
VinSmart Future JSC	Information technology service fee	60,020	103,642	350,738	13,961,944
VinApp JSC	Purchase of voucher	—	—	301,611	12,006,329
Vincom Retail Landmark 81 LLC	Borrowings	—	140,000	—	—
Thai Son Construction Investment JSC	Borrowings	7,500,000	—	—	—
	Interest expense	86,136	—	—	—
Green City Development JSC	Borrowings	5,720,000	—	—	—
	Interest expense	134,363	—	—	—
Vinmec JSC	Loan receivables	1,040,000	—	—	—
	Interest receivables	15,671	—	—	—
VinAI JSC	Purchase of fixed assets, tools and materials	14,526	20,993	68,812	2,739,222
V-G	Purchase of materials	—	—	4,158,982	165,557,979
Novatech JSC	Net proceeds from the spin-off transaction	—	—	701,402	27,920,943

	As of December 31,
	2024	2025	2025
	VND million	VND million	USD
Amounts due from related parties
Short-term advance to and receivables (Note 23b)	4,272,121	8,481,398	337,621,830
Short term loans to related party (Note 23a)	—	10,491	417,619
Long-term receivables	3,630	54,843	2,183,154
Total	4,275,751	8,546,732	340,222,603

Amounts due to related parties
Short-term payables to and borrowings from related parties	64,251,391	35,051,908	1,395,322,957
Short-term payables (Note 23b)	9,370,301	6,175,077	245,813,343
Short-term borrowings (Note 23a)	54,881,090	28,876,831	1,149,509,613
Long-term payables to related parties	42,095,740	31,327,400	1,247,060,228
Long-term payables (Note 23b)	18,142,459	19,274,096	767,250,348
Long-term borrowings (Note 23a)	23,953,281	12,053,304	479,809,880
Total	106,347,131	66,379,308	2,642,383,185

As of December 31, 2025:

		Interest rate
Related parties	VND million	per annum	Maturity date
Short-term borrowings to related parties
Green Future USA	10,491	6%	From February 2026 to March 2026
Total	10,491
Short-term borrowings from related parties
Vingroup JSC	28,808,902	From 5.2% to 12%	From January to December 2026
Vinpearl Australia Pty Ltd.	67,929	7%	May 2026
Total	28,876,831
Long-term borrowings from a related party
Vingroup JSC	12,053,304	From 9.175% to 12%	From January 2027 to May 2028
Total	12,053,304

As of December 31, 2024:

		Interest rate
Related parties	VND million	per annum	Maturity date
Short-term borrowings from related parties
Vingroup JSC	54,840,302	From 5.2% to 12%	From February to December 2025
Vinpearl Australia Pty Ltd.	40,788	7%	From January to December 2025
Total	54,881,090
Long-term borrowings from a related party
Vingroup JSC	23,953,281	From 9.175% to 15%	From January 2026 to May 2028
Total	23,953,281

As of December 31, 2025:

Related parties	Transactions	VND million
Short-term advance to and receivables from related parties
GSM JSC	Receivable from sale of vehicles and deferred payment interest	2,687,041
PT Xanh SM Indo	Receivable from sale of vehicles	3,344,623
GSM Philippines	Receivable from sale of vehicles	1,807,370
V-Green JSC	Receivable from sharing of business cooperation contract, payment on behalf and others	231,569
Green Future JSC	Receivable from sale of vehicles	171,036
Others	Other advance and short-term receivables	239,759
Total		8,481,398
Short-term payables to related parties
Vingroup JSC	Interest payables and others	3,998,097
VHIZ Hai Phong JSC	Payable for leaseback transaction and others	698,674
V-Green JSC	Payable for purchasing of services and subsidy of charging fee to customers	508,425
VinSmart Future JSC	Other payables	269,108
Vinsmart JSC	Payable for purchasing of raw materials and assets	153,641
Vinhomes JSC	Advance received for car vouchers & Other payables	132,731
Vinbus Ecology LLC	Interest payables and others	3,340
GSM JSC	Payable for purchasing of tools, supplies and assets and others	82,420
Others	Other payables	328,641
Total		6,175,077
Long-term payables to related parties
VHIZ Hai Phong JSC	Payables for leaseback transaction and others	19,271,071
Vingroup JSC	Interest payables	3,025
Total		19,274,096

As of December 31, 2024:

Related parties	Transactions	VND million
Short-term advance to and receivables from related parties
GSM JSC	Receivable from sale of vehicles and deferred payment interest	2,343,282
PT Xanh SM Indo	Receivable from sale of vehicles	1,325,057
V-Green JSC	Receivable from sharing of business cooperation contact, payment on behalf and others	371,046
Others	Other advance and short-term receivables	232,736
Total		4,272,121
Short-term payables to related parties
VHIZ JSC	Payable for leaseback transaction and others	131,978
VHIZ Hai Phong JSC	Payable for leaseback transaction and others	1,503,791
Vingroup JSC	Interest payables and others	5,918,690
Vinsmart JSC	Payable for purchasing of raw materials and assets	237,371
Vinhomes JSC	Advance received for car vouchers	338,169
	Other payables	155,420
Vinbus Ecology LLC	Interest payables and others	300,525
GSM JSC	Payable for purchasing of tools, supplies and assets and others	140,864
V-Green JSC	Payable for purchasing of services and subsidy of charging fee to customers	145,759
Others	Other payables	497,734
Total		9,370,301
Long-term payables to related parties
VHIZ Hai Phong JSC	Payables for leaseback transaction and others	17,924,650
Vingroup JSC	Interest payables	217,809
Total		18,142,459